SCHEDULE OF DEFERRED INCOME TAX ASSETS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	¥ 445,204	¥ 398,464	¥ 388,065
Un-invoiced expenditures	9,867	9,867	9,867
Accounts receivable and contract assets allowance	26,132	25,711	26,561
Other equity investments impairment	9,969	10,278	10,278
Goodwill impairment	55,534	55,534	55,534
Share of losses of equity method investments	1,388	979	980
Others	4,965	5,915	3,199
Less: Valuation allowance	(546,409)	(500,098)	(487,834)	¥ (443,306)
Total deferred income tax assets, net	6,650	6,650	6,650
Intangible assets	(76)	(466)	(857)
Change in fair value of other equity investments	(6,650)	(6,650)	(6,650)
Total gross deferred income tax liabilities	(6,726)	(7,116)	(7,507)
Net deferred income tax assets	¥ (76)	¥ (466)	¥ (857)